Capital and Reserves (Details 2)	Dec. 31, 2017 CAD ($)
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise	6,546,666
Options Outstanding, Average Remaining Life (Years)	2.66
Options Outstanding, Average Exercise Price	$ 2.06
Options Exercisable, Number of Shares Issuable on Exercise	5,167,472
Options Exercisable, Average Exercise Price	$ 2.15
Exercise Price - 0.60 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise	35,000
Options Outstanding, Average Remaining Life (Years)	1.96
Options Outstanding, Average Exercise Price	$ 0.60
Options Exercisable, Number of Shares Issuable on Exercise	35,000
Options Exercisable, Average Exercise Price	$ 0.60
Exercise Price - 0.60 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise	1,085,333
Options Outstanding, Average Remaining Life (Years)	2.12
Options Outstanding, Average Exercise Price	$ 0.60
Options Exercisable, Number of Shares Issuable on Exercise	1,085,333
Options Exercisable, Average Exercise Price	$ 0.60
Exercise Price - 0.84 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise	1,640,833
Options Outstanding, Average Remaining Life (Years)	3.12
Options Outstanding, Average Exercise Price	$ 0.84
Options Exercisable, Number of Shares Issuable on Exercise	1,093,889
Options Exercisable, Average Exercise Price	$ 0.84
Exercise Price - 1.73 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise	600,000
Options Outstanding, Average Remaining Life (Years)	3.44
Options Outstanding, Average Exercise Price	$ 1.73
Options Exercisable, Number of Shares Issuable on Exercise	600,000
Options Exercisable, Average Exercise Price	$ 1.73
Exercise Price - 1.75 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise	42,000
Options Outstanding, Average Remaining Life (Years)	4.63
Options Outstanding, Average Exercise Price	$ 1.75
Options Exercisable, Number of Shares Issuable on Exercise	10,500
Options Exercisable, Average Exercise Price	$ 1.75
Exercise Price - 1.78 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise	150,000
Options Outstanding, Average Remaining Life (Years)	3.49
Options Outstanding, Average Exercise Price	$ 1.78
Options Exercisable, Number of Shares Issuable on Exercise	150,000
Options Exercisable, Average Exercise Price	$ 1.78
Exercise Price - 1.94 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise	496,500
Options Outstanding, Average Remaining Life (Years)	1.12
Options Outstanding, Average Exercise Price	$ 1.94
Options Exercisable, Number of Shares Issuable on Exercise	496,500
Options Exercisable, Average Exercise Price	$ 1.94
Exercise Price - 2.32 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise	1,601,500
Options Outstanding, Average Remaining Life (Years)	4.09
Options Outstanding, Average Exercise Price	$ 2.32
Options Exercisable, Number of Shares Issuable on Exercise	800,750
Options Exercisable, Average Exercise Price	$ 2.32
Exercise Price - 4.16 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise	336,000
Options Outstanding, Average Remaining Life (Years)	0.06
Options Outstanding, Average Exercise Price	$ 4.16
Options Exercisable, Number of Shares Issuable on Exercise	336,000
Options Exercisable, Average Exercise Price	$ 4.16
Exercise Price - 7.10 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise	556,000
Options Outstanding, Average Remaining Life (Years)	0.03
Options Outstanding, Average Exercise Price	$ 7.10
Options Exercisable, Number of Shares Issuable on Exercise	556,000
Options Exercisable, Average Exercise Price	$ 7.10
Exercise Price - 8.13 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise	3,500
Options Outstanding, Average Remaining Life (Years)	0.35
Options Outstanding, Average Exercise Price	$ 8.13
Options Exercisable, Number of Shares Issuable on Exercise	3,500
Options Exercisable, Average Exercise Price	$ 8.13